LEASES (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Future minimum payments under operating leases
2022	$ 44,329	$ 175,792
Total operating lease payments	44,329	175,792
Less: amounts representing interest	(364)	(4,670)
Present value of net operating lease payments	43,965	171,122	$ 329,698
Less: current portion	$ 43,965	171,122	158,578
Long-term portion of operating lease obligations		$ 171,122	$ 171,120